Statements of Cash Flows (USD $)	6 Months Ended		36 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Cash flows from operating activities:
Net (loss)		$ (770,822)	$ (10,774,865)
Adjustments to reconcile net (loss) to net cash used by operating activities:
Depreciation	5,844	5,901	25,529
Shares and options issued for services - related party	2,759,167	71,507	2,903,174
Shares issued for financing costs	303,186	215,222	1,014,067
Amortization of beneficial conversion	175,046	6,672	422,033
(Gain) loss on derivatives	83,685	(70,647)	127,638
(Gain) on settlement of debt			(56,595)
Non-cash services provided by related party			38,875
Warrants issued per merger - related party			3,967,500
Impairment of operating assets			81,480
Decrease (increase) in assets:
Accounts receivable		(7,226)	(223)
Inventory		2,020	(73,593)
Prepaid expenses		(8,394)	742
Other assets		(661)	2,965
Increase (decrease) in liabilities:
Accounts payable and accrued expenses	610	20,648	454,645
Accrued interest	28,423	36,957	116,833
Net cash (used) by operating activities	(112,024)	(498,823)	(1,749,786)
Cash flows from investing activities:
Change in due from related party, net	12,340	(341)	726
Purchase of fixed assets	(300)		(33,244)
Net cash provided by (used) in investing activities	12,040	(341)	(32,518)
Cash flows from financing activities:
Cash contributed by related party			5,984
Cash acquired through merger			45
Proceeds from notes payable			83,991
Payments on notes payable			(1,500)
Proceeds from notes payable - related party		20,000	35,258
Payments on notes payable - related party		(6,500)	(26,800)
Proceeds from convertible debt	97,400	313,000	522,900
Proceeds from the sale of common stock		175,000	1,162,500
Net cash provided by financing activities	97,400	501,500	1,782,378
Net increase (decrease) in cash	(2,584)	2,336	74
Cash, beginning of period	2,658	1,341
Cash, end of period		3,677
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest			$ 167